Subsequent Events (Details) - USD ($) $ in Millions	Feb. 15, 2017	Feb. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
OneMain Holdings, Inc. [Member]
Subsequent Event [Line Items]
Long-term debt			$ 13,959	$ 17,300
Variable Interest Entity, Primary Beneficiary [Member]
Subsequent Event [Line Items]
Long-term debt			8,200	11,700
Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, Inc. [Member]
Subsequent Event [Line Items]
Long-term debt			8,200	$ 11,700
Subsequent Event [Member] | OneMain Direct Auto Receivables Trust 2017-01 [Member] | Asset-backed Securities, Auto Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, Inc. [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		$ 300
Long-term debt			$ 300
Securitizations sold		$ 268
Weighted average interest rate		2.61%
Principal payments during draw period		$ 0
Subsequent Event [Member] | OneMain Direct Auto Receivables Trust 2017-01 [Member] | Asset-backed Securities, Auto Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, Inc. [Member] | Class A Notes [Member]
Subsequent Event [Line Items]
Notes initially retained by the entity		11
Subsequent Event [Member] | OneMain Direct Auto Receivables Trust 2017-01 [Member] | Asset-backed Securities, Auto Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, Inc. [Member] | Class B Notes [Member]
Subsequent Event [Line Items]
Notes initially retained by the entity		1
Subsequent Event [Member] | OneMain Direct Auto Receivables Trust 2017-01 [Member] | Asset-backed Securities, Auto Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, Inc. [Member] | Class E Notes [Member]
Subsequent Event [Line Items]
Notes initially retained by the entity		$ 18
Subsequent Event [Member] | Springleaf Funding Trust 2014 A [Member] | Asset-backed Securities, Consumer Loans [Member] | OneMain Holdings, Inc. [Member]
Subsequent Event [Line Items]
Long-term debt	$ 221
Debt redemption amount	188
Subsequent Event [Member] | Springleaf Funding Trust 2014 A [Member] | Asset-backed Securities, Consumer Loans [Member] | OneMain Holdings, Inc. [Member] | Class D Notes [Member]
Subsequent Event [Line Items]
Long-term debt	$ 33